PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Deposits	$ 2,262	$ 2,315	$ 211,493
Prepaid expenses		231,777	178,920
Total	$ 297,320	$ 234,092	$ 390,413